Components of other intangible assets subject to amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 94,855	$ 100,786
Finite Lived Intangible Assets Accumulated Amortization	46,674	42,945
Finite-Lived Intangible Assets, Net	48,181	57,841
Core Deposits Member
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Core Deposits, Gross	77,885	80,591
Finite Lived Intangible Assets Accumulated Amortization	43,627	38,199
Finite-Lived Intangible Assets, Net	34,258	42,392
Customer Relationships Member
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Customer Relationships, Gross	16,835	19,953
Finite Lived Intangible Assets Accumulated Amortization	2,974	4,643
Finite-Lived Intangible Assets, Net	13,861	15,310
Other Intangible Assets Member
Finite-Lived Intangible Assets [Line Items]
Other Finite-Lived Intangible Assets, Gross	135	242
Finite Lived Intangible Assets Accumulated Amortization	73	103
Finite-Lived Intangible Assets, Net	$ 62	$ 139